Income Tax - Schedule of Income Tax Expense Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current tax expense/(benefit)
Federal
Foreign
State	1	1
Deferred tax expense/(benefit)
Federal
Foreign
State
Total tax expense/(benefit)	$ 1	$ 1